PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Asset-Backed Securities 1.4%
Collateralized Loan Obligations
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184%(c)	04/20/33	652	$652,518
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.158(c)	10/26/31	1,232	1,233,289
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.205(c)	04/15/33	4,050	4,050,307
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.090(c)	04/25/31	122	121,953

Total Asset-Backed Securities (cost $6,054,911)				6,058,067
Corporate Bonds 79.0%
Advertising 0.0%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	04/01/30	200	209,733
Aerospace & Defense 1.2%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	145	152,289
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	725	720,932
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,600	2,606,240
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	115	119,741
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	37	37,019
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	300	295,102
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	1,031,997
Sr. Sec’d. Notes, 144A	6.750	08/15/28	450	459,508
				5,422,828
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	475	485,934
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	767	766,678
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	100,847
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,690	1,686,590
Sr. Sec’d. Notes, 144A	4.625	04/15/29	725	718,031
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	260	250,921
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,295	1,315,629
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	825	856,927
				6,181,557
Apparel 0.3%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	750	713,520
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	525	480,538
				1,194,058

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700%	08/10/26	200	$197,051
Sr. Unsec’d. Notes	3.375	11/13/25	975	974,593
Sr. Unsec’d. Notes	4.125	08/17/27	200	197,518
Sr. Unsec’d. Notes	4.950	05/28/27	200	200,180
Sr. Unsec’d. Notes	7.350	11/04/27	425	443,834

New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	285	303,442
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	700	699,748
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	1,170	1,145,793
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	1,620	1,696,043

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	869,624
				6,727,826
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	405	414,279
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	500	500,000
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	495	508,721
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	51,763

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	1,350	1,349,488
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	635	656,005
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	235	239,036
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,925	2,918,476
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	625	626,510
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	380	366,700
				7,630,978
Banks 0.7%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,350	1,352,883
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	500	557,121

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	1,000	1,042,290
				2,952,294
Building Materials 1.2%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	105	103,966
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	225	234,860
Griffon Corp., Gtd. Notes	5.750	03/01/28	650	649,652
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	775	753,689

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375%	03/01/32	650	$674,744
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	265	263,938
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.250	08/01/33	15	15,316
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,600	1,543,619
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,175	1,170,473
				5,410,257
Chemicals 1.4%
Celanese US Holdings LLC,
Gtd. Notes	6.665	07/15/27	150	153,841
Gtd. Notes	6.850	11/15/28	400	413,610

Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	215	182,893
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	200	200,622
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	990	1,049,558
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	370	395,837
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27	1,775	1,806,613
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	500	486,750

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	1,225	1,195,784
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	125	76,893
Sr. Sec’d. Notes, 144A	9.125	09/30/30	235	214,476
				6,176,877
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(x)	9.250	10/01/29	595	538,773
Commercial Services 3.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	321	321,183
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	600	625,348
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	830	851,206
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,750	1,709,558
Sr. Sec’d. Notes, 144A	4.625	06/01/28	550	538,368

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	215	195,237
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	450	426,761
Gtd. Notes, 144A	6.500	01/15/31	405	405,951
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	583	581,074
Gtd. Notes, 144A	5.750	07/15/27	1,082	1,077,827

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	615	624,242

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875%	07/01/29	385	$359,410
Sr. Sec’d. Notes, 144A	3.875	07/01/28	400	385,509

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	1,065	1,082,560
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	2,651	2,650,733
Gtd. Notes, 144A	6.625	06/15/29	480	495,837
Gtd. Notes, 144A	7.000	06/15/30	1,060	1,109,870
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	140	136,011
Sr. Sec’d. Notes, 144A	12.625	07/15/29	290	287,330

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	550	544,442
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	750	733,254
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	300	288,042
Gtd. Notes	4.875	01/15/28	100	99,907

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	915	952,601
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	285	296,412
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/30	230	237,946
				17,016,619
Computers 0.7%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	380	396,423
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	675	728,763
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,092,872
Gtd. Notes, 144A	5.125	04/15/29	900	891,219
				3,109,277
Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	406	420,131
Distribution/Wholesale 0.0%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	200	196,198
Diversified Financial Services 6.6%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	340	355,773
Gtd. Notes, 144A	7.750	04/15/30	385	405,213

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	260	261,737
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	265	262,921
Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	210,600
Sr. Sec’d. Notes, 144A	9.250	04/01/29	1,369	1,443,480
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	120	125,447

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Freedom Mortgage Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	9.250%	02/01/29	805	$845,416
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	1,128	1,152,996
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	350	350,130
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	1,275	1,349,843
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	265	260,363
Gtd. Notes, 144A	6.875	02/15/31	465	454,538
Gtd. Notes, 144A	9.250	12/01/28	685	708,543
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	520	518,835
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	600	603,732

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	425	418,935
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	645	677,793
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	1,125	1,100,648
Sr. Unsec’d. Notes	5.000	03/15/27	1,175	1,168,370
Sr. Unsec’d. Notes	6.750	06/15/26	400	404,524
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	375	368,875
Gtd. Notes	3.875	09/15/28	1,275	1,230,634
Gtd. Notes	5.375	11/15/29	1,573	1,560,169
Gtd. Notes	6.125	05/15/30	420	424,876
Gtd. Notes	6.625	01/15/28	400	409,485
Gtd. Notes	6.750	03/15/32	550	558,127
Gtd. Notes	7.125	03/15/26	985	991,791
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,950	1,894,122
Gtd. Notes, 144A	7.875	12/15/29	450	478,143

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	280	280,986
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	1,200	1,217,651
Gtd. Notes, 144A	8.875	01/31/30	365	370,841
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	1,945	2,007,526
Gtd. Notes, 144A	6.500	08/01/29	220	228,166
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,262	1,239,352
Gtd. Notes, 144A	3.625	03/01/29	1,125	1,080,754
Gtd. Notes, 144A	3.875	03/01/31	475	446,437

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25	500	500,000
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	245	244,667
Gtd. Notes, 144A	6.625	02/01/30	180	183,525
				28,795,964
Electric 3.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	150	143,964
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,600	1,595,092
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	25	25,028
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,700	1,699,948
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,357	1,362,170

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.375%	02/15/29	500	$475,699
Gtd. Notes, 144A	3.875	02/15/32	25	23,207
Gtd. Notes, 144A	5.250	06/15/29	2,275	2,284,971

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	1,150	1,141,207
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	2,825	2,774,771
Gtd. Notes, 144A	5.000	07/31/27	3,975	3,976,535
Gtd. Notes, 144A	5.625	02/15/27	250	250,058

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	715	727,120
				16,479,770
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	700	672,092
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	255	263,073
Gtd. Notes, 144A	7.250	06/15/28	900	912,368
				1,847,533
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	700	681,625
Entertainment 2.6%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	3,475	3,270,432
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,375	1,415,438

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	375	375,658
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	339,160
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	550	535,298

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,475	1,432,107
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,300	1,299,914
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	380	382,937
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	800	730,240
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	1,050	1,101,542
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	325	325,109
				11,207,835
Environmental Control 0.8%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	1,025	1,002,676
Gtd. Notes, 144A	4.375	08/15/29	860	838,861
Gtd. Notes, 144A	4.750	06/15/29	225	222,732

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)

Reworld Holding Corp., Gtd. Notes, 144A	4.875%	12/01/29		1,725	$1,619,325
					3,683,594
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		1,225	1,222,082
Sr. Unsec’d. Notes, 144A	5.500	03/31/31		215	216,682
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,225	1,178,733
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,545	1,453,673
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	278	323,641
Sr. Sec’d. Notes	8.125	05/14/30	GBP	400	505,774
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		225	217,255
Gtd. Notes, 144A	4.875	05/15/28		350	350,335

Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		813	813,856
					6,282,031
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		615	616,956
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		330	347,416
					964,372
Healthcare-Products 1.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		4,475	4,347,395
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		775	797,481
					5,144,876
Healthcare-Services 3.5%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30		550	515,520
Sr. Sec’d. Notes, 144A	6.000	01/15/29		475	470,273
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,325	1,217,439
Gtd. Notes, 144A	4.625	06/01/30		3,675	3,546,227
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		850	823,281
Sr. Sec’d. Notes, 144A	8.375	02/15/32		190	205,216
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		603	547,940
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		140	150,685

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29		1,490	1,567,897
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		1,875	1,830,934
Sr. Sec’d. Notes	4.375	01/15/30		3,900	3,806,457
Sr. Sec’d. Notes	4.625	06/15/28		475	473,067
					15,154,936

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	1,300	$1,233,006
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	500	470,816
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	900	899,366

Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	2,625	2,622,267
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	400	369,376
Gtd. Notes, 144A	6.250	09/15/27	2,387	2,380,340

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	280	278,948
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	1,100	1,126,224
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	775	774,270
KB Home,
Gtd. Notes	4.800	11/15/29	800	793,402
Gtd. Notes	6.875	06/15/27	82	83,735

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	850	847,184
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	2,700	2,687,310
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	285	295,908
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	310	325,484
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,000	990,246
Sr. Unsec’d. Notes	4.750	04/01/29	325	318,253

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	837	877,273
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,421	1,434,899
Gtd. Notes, 144A	6.625	07/15/27	275	274,443
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	1,900	1,903,576
Gtd. Notes	5.700	06/15/28	325	328,193
				21,314,519
Home Furnishings 0.4%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	1,245	1,233,783
Sr. Unsec’d. Notes	6.500	06/15/33	350	341,555
				1,575,338
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,820	1,618,549
Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	1,900	1,805,000
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	380	391,045

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	200	185,096
				2,381,141

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	11/06/30	105	$108,707
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,255	1,307,972
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	299,174
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	1,160	1,182,247
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	450	434,543
				3,332,643
Internet 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	420	411,162
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	197,223

Gen Digital, Inc., Gtd. Notes, 144A	6.750	09/30/27	250	253,941
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	350	333,603
Gtd. Notes, 144A	5.250	12/01/27	900	899,388
				2,095,317
Iron/Steel 1.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,214	1,215,846
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	360	377,352
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	505	516,290
Gtd. Notes, 144A	6.875	11/01/29	750	770,645
Gtd. Notes, 144A	7.000	03/15/32	110	112,470
Gtd. Notes, 144A	7.500	09/15/31	140	146,683
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	325	335,221
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	885	927,427
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	415	422,773
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	150	155,919
				4,980,626
Leisure Time 2.2%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	2,015	2,040,172
Gtd. Notes, 144A	5.750	03/15/30	575	592,250
Gtd. Notes, 144A	5.750	08/01/32	855	878,513
Sr. Sec’d. Notes, 144A	4.000	08/01/28	194	190,605
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	1,625	1,635,028
Sr. Sec’d. Notes, 144A	7.000	09/15/30	400	407,544
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	673	682,213
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	435	446,419
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	278	297,101

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625	09/30/31	410	416,967
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	7.000	02/15/29	650	652,789

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625%	02/15/29	650	$648,882
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	796,760
				9,685,243
Lodging 2.4%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	804	774,385
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	380	388,048
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,835	3,830,244
Gtd. Notes	5.500	04/15/27	435	437,308
Gtd. Notes	6.125	09/15/29	450	458,129

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	750	738,454
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	1,000	1,001,798
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	2,425	2,423,787
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	600	599,100
				10,651,253
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	1,025	1,006,078
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	150	147,782
				1,153,860
Machinery-Diversified 0.4%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	955,438
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	725	723,188
				1,678,626
Media 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	735	727,589
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,515	1,506,366
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	3,449	3,445,972
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	120,965
Gtd. Notes, 144A	4.125	12/01/30	200	123,201
Gtd. Notes, 144A	5.375	02/01/28	200	165,737
Gtd. Notes, 144A	5.500	04/15/27	1,200	1,116,000
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	71,242
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	136,646
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	21,590
Gtd. Notes	7.375	07/01/28	75	70,068
Gtd. Notes	7.750	07/01/26	3,145	3,112,666

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	340	357,767

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Gray Media, Inc., Sec’d. Notes, 144A	9.625%	07/15/32	275	$276,358
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	167	105,553
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	51,014
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	1,405	1,447,151
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	625	613,437
				13,469,322
Mining 2.2%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	120	127,519
Unsec’d. Notes, 144A	11.500	10/01/31	395	438,992

Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	90	92,384
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	150	149,910
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31	825	863,156
Sec’d. Notes, 144A	9.375	03/01/29	1,810	1,911,161

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	202	203,368
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	4,065	4,050,773
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	170	177,439
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	1,305	1,259,822
Gtd. Notes, 144A	6.875	01/30/30	320	332,160

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	145	153,381
				9,760,065
Miscellaneous Manufacturing 0.5%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	300	309,272
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29	1,250	1,241,378
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	575	595,900
				2,146,550
Oil & Gas 5.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	770	799,025
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	800	946,073
Baytex Energy Corp. (Canada), Gtd. Notes, 144A(x)	8.500	04/30/30	195	200,171
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.375	06/15/26	700	700,430
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	800	796,011

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc., (cont’d.)
Gtd. Notes, 144A	8.375%	07/01/28		705	$728,105
Gtd. Notes, 144A	8.625	11/01/30		500	516,851

Comstock Resources, Inc., Gtd. Notes, 144A	5.875	01/15/30		525	499,600
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28		487	504,048
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		590	625,134
EQT Corp., Sr. Unsec’d. Notes	7.500	06/01/27		400	407,004
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		925	906,613
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		235	229,109
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		925	926,472
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27		982	994,504
Gtd. Notes, 144A	9.125	01/31/30		950	998,248
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		176	173,041
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		211	207,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		176	173,040
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		53	51,911

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		1,155	1,197,721
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29		475	455,416
Gtd. Notes, 144A	5.875	07/15/27		2,024	2,018,414

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		390	395,430
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29		400	401,680
Preem AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	800	944,343
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29		215	214,521
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31		280	280,145
Gtd. Notes, 144A	7.000	05/01/29		480	498,710
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		146	143,107
Gtd. Notes	4.500	04/30/30		400	387,535
Gtd. Notes	5.875	03/15/28		75	75,190
Gtd. Notes	6.000	04/15/27		600	600,750
Gtd. Notes, 144A	7.000	09/15/28		970	999,583

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28		307	314,376
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		1,210	1,216,050
Gtd. Notes, 144A	8.500	05/15/31		430	424,793
Sr. Sec’d. Notes, 144A	7.875	10/15/32		175	180,252
Sr. Sec’d. Notes, 144A	8.750	02/15/30		641	670,857

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		175	182,425
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		75	77,092
Gtd. Notes, 144A	7.750	07/31/29		100	98,327
					23,159,755

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services 0.2%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875%	09/30/30		215	$210,970
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		535	570,949
					781,919
Packaging & Containers 2.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		215	2,148
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	447,412
Sr. Sec’d. Notes, 144A	4.125	08/15/26		900	846,000

Ball Corp., Gtd. Notes	6.000	06/15/29		620	635,168
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		985	987,550
Sr. Sec’d. Notes, 144A	6.750	04/15/32		300	300,997
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	50,561

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		310	308,758
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28		400	386,360
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		275	198,268
Sr. Sec’d. Notes, 144A	8.625	10/01/31		295	190,019
Sr. Sec’d. Notes, 144A	9.500	11/01/28		175	130,631
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		1,335	871,247

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		1,480	1,484,693
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		125	126,483
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30		550	515,625
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28		1,990	2,124,768
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29		675	652,723
					10,259,411
Pharmaceuticals 1.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		175	166,110
Gtd. Notes, 144A	5.125	03/01/30		975	933,457
Gtd. Notes, 144A	6.125	08/01/28		1,800	1,799,439
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		25	21,875
Gtd. Notes, 144A	5.000	02/15/29		25	19,453
Gtd. Notes, 144A	5.250	01/30/30		50	36,000
Gtd. Notes, 144A	5.250	02/15/31		50	33,688
Gtd. Notes, 144A	6.250	02/15/29		25	20,500
Gtd. Notes, 144A	7.000	01/15/28		50	45,938
Sr. Sec’d. Notes, 144A	4.875	06/01/28		725	663,389
Sr. Sec’d. Notes, 144A	11.000	09/30/28		500	523,750
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		650	617,964
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		225	172,752
					5,054,315

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	06/15/29	375	$374,977
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	255	264,274
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	225	223,043
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	850	831,618
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	175	173,225
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30	325	322,361
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	430	443,195
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,260	1,177,659
Sr. Sec’d. Notes, 144A	7.000	01/15/30	440	445,152
Sr. Sec’d. Notes, 144A	8.125	06/01/28	335	345,100
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,320	2,497,924
Sr. Sec’d. Notes, 144A	9.875	02/01/32	740	790,178
				7,888,706
Real Estate 1.2%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	215	219,937
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	475	502,223
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	225	216,252
Gtd. Notes, 144A	5.375	08/01/28	2,922	2,918,392

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,425	1,386,530
				5,243,334
Real Estate Investment Trusts (REITs) 3.5%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30	345	350,933
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	150	147,675
Gtd. Notes	4.550	10/01/29	200	192,131
Gtd. Notes	6.125	01/15/31	270	271,240
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	215	217,150
Sr. Unsec’d. Notes	4.750	02/15/28	25	23,830
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	405	406,933
Gtd. Notes, 144A	6.375	08/01/30	750	760,671
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	800	769,735
Sr. Sec’d. Notes, 144A	8.500	02/15/32	150	157,634
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	1,060	1,086,211
Sr. Sec’d. Notes, 144A	4.875	05/15/29	400	388,652
Sr. Sec’d. Notes, 144A	5.875	10/01/28	475	474,328
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	1,100	1,096,989
Gtd. Notes, 144A	6.500	04/01/32	225	231,399
Gtd. Notes, 144A	7.250	07/15/28	200	206,233

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000%	04/01/29		275	$280,739
Sr. Unsec’d. Notes, 144A	8.000	07/15/30		520	527,176
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		800	756,186
Sr. Unsec’d. Notes	3.875	02/15/27		2,225	2,199,819
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		155	155,645
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		1,425	1,413,047
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		50	51,075
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		200	208,156
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		235	244,696
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		700	737,196
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		700	654,778
Sr. Sec’d. Notes, 144A	4.750	04/15/28		625	610,694

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		726	726,264
					15,347,215
Retail 3.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		275	260,507
Sec’d. Notes, 144A	4.375	01/15/28		642	632,909
Sr. Sec’d. Notes, 144A	3.875	01/15/28		875	857,649
Sr. Sec’d. Notes, 144A	6.125	06/15/29		365	374,866

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		1,100	921,771
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		625	662,414
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		2,861	2,989,800
Sr. Sec’d. Notes, 144A	9.000	06/01/31		740	823,597
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	200	250,494
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	409,860
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		350	324,450
Sr. Sec’d. Notes, 144A	4.625	01/15/29		525	502,167

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		1,525	1,434,001
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		1,045	953,453
Sr. Sec’d. Notes, 144A	9.500	06/15/31		210	219,803

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		1,250	1,217,704
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27		300	297,456
Gtd. Notes, 144A	5.500	10/01/30		370	370,727
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		825	788,178

Park River Holdings, Inc., Sr. Sec’d. Notes, 144A	8.000	03/15/31		675	694,689
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		250	260,466
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		175	174,979

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875%	10/15/28	460	$460,000
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	225	227,484
				16,109,424
Software 1.4%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	821	814,169
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	190	190,636
Gtd. Notes, 144A	9.250	06/01/30	1,815	1,830,071

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	1,350	1,319,584
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,025	2,025,081
				6,179,541
Telecommunications 3.1%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	200	171,112
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	1,275	1,349,906
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	25	3
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	—

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	175	192,694
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	151,718
Sec’d. Notes, 144A	6.000	01/15/30	775	785,716
Sec’d. Notes, 144A	6.750	05/01/29	600	605,999
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,925	1,922,835
Sr. Sec’d. Notes, 144A	5.875	10/15/27	2,898	2,898,121

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	2,575	2,611,848
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	400	371,337
Sec’d. Notes, 144A	4.875	06/15/29	1,530	1,468,384

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	740	755,868
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	260	276,224
				13,561,765
Transportation 0.7%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	415	424,017
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	1,000	946,182
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	78,289

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc., (cont’d.)
Gtd. Notes, 144A	7.125%	02/01/32	135	$142,122
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,225	1,250,365
				2,840,975

Total Corporate Bonds (cost $340,856,941)				345,699,354
Floating Rate and Other Loans 11.0%
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	297	298,671
Auto Parts & Equipment 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.465(c)	05/06/30	1,117	1,115,633
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.715(c)	01/28/32	675	672,750

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	1,028	14,392
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28	260	255,214
Term B Loan, 3 Month SOFR + 5.100%	9.203(c)	11/17/28	400	393,055
				2,451,044
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.215(c)	07/08/30	375	369,375
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.215(c)	02/10/32	224	224,046
				593,421
Chemicals 0.7%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 6 Month SOFR + 4.500%	8.198(c)	11/15/30	112	93,037
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	491	476,239
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	1,667	1,574,961
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/25(d)	505	378,827
Term Loan^	13.905	10/12/28(d)	720	14,402

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	508	380,904
				2,918,370
Commercial Services 1.0%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1 Month SOFR + 3.350%	7.315(c)	08/20/32	300	301,006
Cimpress PLC (Ireland), 2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%	6.465(c)	05/17/28	958	953,171
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.199(c)	05/04/28	1,129	1,130,732
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	665	663,375
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	408	385,280

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

TransUnion Intermediate Holdings, Inc., Term B-9 Loan, 1 Month SOFR + 1.750%	5.715%(c)	06/24/31		782	$780,531
					4,214,095
Computers 1.0%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32		475	468,914
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.965(c)	03/01/29		3,117	2,957,015
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29		646	645,390
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.340(c)	10/16/28		260	258,121
					4,329,440
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.727(c)	08/01/30		344	342,907
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28		287	282,343
Environmental Control 0.0%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32		109	108,909
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31		419	392,895
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.718(c)	05/16/31		99	99,234
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		1,416	1,368,504
Insurance 2.1%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.965(c)	11/06/30		1,816	1,812,168
2025 Term B-7 Loan, 3 Month SOFR + 3.250%	7.413(c)	06/20/32		4,407	4,412,292
Asurion LLC,
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.215(c)	09/19/30		1,902	1,897,349
New B-9 Term Loan, 1 Month SOFR + 3.364%	7.329(c)	07/30/27		979	979,385
					9,101,194
Internet 0.0%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.032(c)	11/30/27		25	24,620
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	771	1,069,852

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 1.3%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.905%(c)	10/31/27	417	$328,771
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28	1,307	1,293,476
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	9.079(c)	09/25/29	4,909	3,877,919
Term Loan^	—(p)	06/26/29	120	118,200
Term Loan^	—(p)	06/26/29	40	39,500
				5,657,866
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30	1,970	1,989,700
Oil & Gas 0.1%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.032(c)	02/11/30	274	273,625
Packaging & Containers 0.7%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28	3,282	3,197,281
Software 0.3%
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.199(c)	07/30/31	876	869,839
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.342(c)	07/14/28	796	684,565
				1,554,404
Telecommunications 1.8%
Altice France SA (France), New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.860(c)	05/30/31	1,020	1,017,450
Connect Finco Sarl (United Kingdom), Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.465(c)	12/11/26	600	598,375
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 5.250%	9.492(c)	08/31/32	1,850	1,809,916
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.215(c)	03/29/32	645	642,984
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/29	1,623	1,610,037
Term B-2 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/30	569	565,450

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.579(c)	03/02/29	620	614,268
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.079(c)	10/24/29	270	252,242
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	1,018	700,096
				7,810,818

Total Floating Rate and Other Loans (cost $50,886,580)				48,079,193
U.S. Treasury Obligations(k) 1.0%
U.S. Treasury Notes	3.500	09/30/26	200	199,539
U.S. Treasury Notes	3.625	08/31/29	1,965	1,962,697
U.S. Treasury Notes	4.125	02/28/27	300	301,734

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) (Continued)
U.S. Treasury Notes	4.250%	11/30/26	1,840	$1,850,135

Total U.S. Treasury Obligations (cost $4,315,960)				4,314,105

	Shares
Affiliated Exchange-Traded Fund 3.6%
PGIM AAA CLO ETF (cost $15,737,318)(wa)	307,811	15,843,032
Common Stocks 0.9%
Chemicals 0.0%
Cornerstone Chemical Co.*^(x)	9,517	47,585
TPC Group, Inc.*	4,927	100,181
Venator Materials PLC*^(x)	2,671	—
		147,766
Oil, Gas & Consumable Fuels 0.6%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	1,694	112,651
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	38,525	2,561,912
Heritage Power LLC, Litigation Trust Interests*^(x)	44,338	22,169
		2,696,732
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	257	3
Wireless Telecommunication Services 0.3%
Digicel International Finance Ltd. (Jamaica)*(x)	51,487	865,651
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	83,927	184,694
Xplore, Inc. (Canada), CVR*^	4,493	—
		1,050,345

Total Common Stocks (cost $6,177,975)		3,894,846
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^(x) (cost $11,820)	3,350	40,925

Total Long-Term Investments (cost $424,041,505)		423,929,522

Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $12,234,464)(wa)	12,234,464	12,234,464

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.7% (cost $436,275,969)		436,163,986

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Value
Option Written*~ (0.0)%
(premiums received $14,154)	$(8,107)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.7% (cost $436,261,815)	436,155,879
Other assets in excess of liabilities(z) 0.3%	1,392,783

Net Assets 100.0%	$437,548,662

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,183,243 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 8.500%, 04/30/30	07/10/25-09/04/25	$197,975	$200,171	0.1%
Cornerstone Chemical Co.*^	12/06/23	180,823	47,585	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25	175,943	182,893	0.0
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A, 9.250%, 10/01/29	09/24/24-06/06/25	590,844	538,773	0.1
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	2	3	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	11,820	40,925	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	62,378	865,651	0.2
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	112,651	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	398,982	2,561,912	0.6

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	$22,169	$22,169	0.0%
Venator Materials PLC*^	03/02/21-10/19/23	5,092,913	—	0.0
Total		$6,733,852	$4,572,733	1.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,100	$(8,107)
(premiums received $14,154)
Futures contracts outstanding at October 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
250	2 Year U.S. Treasury Notes	Dec. 2025	$52,060,547	$(19,347)
481	5 Year U.S. Treasury Notes	Dec. 2025	52,530,462	38,904
9	20 Year U.S. Treasury Bonds	Dec. 2025	1,055,813	32,003
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	1,091,531	37,111
				88,671
Short Position:
149	10 Year U.S. Treasury Notes	Dec. 2025	16,788,110	(44,934)
				$43,737
Forward foreign currency exchange contracts outstanding at October 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	GSI	GBP	927	$1,237,412	$1,217,695	$—	$(19,717)
Expiring 11/05/25	HSBC	GBP	164	220,666	215,816	—	(4,850)
Euro,
Expiring 11/05/25	HSBC	EUR	1,495	1,740,471	1,723,344	—	(17,127)
				$3,198,549	$3,156,855	—	(41,694)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	BNP	GBP	1,091	$1,476,265	$1,433,511	$42,754	$—
Expiring 12/02/25	GSI	GBP	927	1,237,467	1,217,759	19,708	—

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 11/05/25	BOA	EUR	1,495	$1,768,033	$1,723,344	$44,689	$—
Expiring 12/02/25	HSBC	EUR	1,495	1,743,104	1,725,910	17,194	—
				$6,224,869	$6,100,524	124,345	—
						$124,345	$(41,694)
Credit default swap agreement outstanding at October 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	11,210	3.287%	$804,302	$876,812	$72,510
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	74,720	$160,432	$—	$160,432
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.220%	JPM	03/20/26	42,400	113,167	—	113,167
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(2,750)	(45,148)	—	(45,148)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(2,620)	(145,868)	—	(145,868)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(1,100)	(76,124)	—	(76,124)
					$6,459	$—	$6,459

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).